KAIXIN DECONSOLIDATION - Deconsolidation of the Kaxin (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on deconsolidation of Kaixin		$ 123,667	$ 0	$ 0
Ownership percentage	33.30%
Loss in equity method investments		(59,001)	$ 70	$ (7,464)
KaixinAutoHoldingsMember
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage	33.30%
Loss in equity method investments		63,388
Cash deposits pledged as security		9,284
Letter of credit		8,277,000
Provision of restricted cash		$ 9,284
KaixinAutoHoldingsMember
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage	33.30%	19.20%
Loss in equity method investments		$ 63,388
KaixinAutoHoldingsMember
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on deconsolidation of Kaixin		123,667
Ownership percentage	69.40%
KaixinAutoHoldingsMember | KaixinAutoHoldingsMember
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Provision of restricted cash		3,943
KaixinAutoHoldingsMember | Discontinued operation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of retaining noncontrolling interest in Kaixin	$ 111,309
Preferred shares of Kaixin	6,000
Carrying amount of noncontrolling interest in Kaixin	23,608
Less: Net assets of Kaixin	(17,250)
Gain on deconsolidation of Kaixin	$ 123,667	$ 123,667